Trade Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable [Line Items]
Due of accounts receivables	1 year
Percentage of trade receivables		10.00%
Top of Range [Member]
Trade Accounts Receivable [Line Items]
Percentage of trade accounts receivable	5.60%
Bottom of Range [Member]
Trade Accounts Receivable [Line Items]
Percentage of trade accounts receivable		5.52%